Allowance for Doubtful Accounts, Sales Returns and Discounts	12 Months Ended
Dec. 31, 2012
Allowance For Doubtful Accounts Sales Returns and Discounts [Abstract]
Allowance For Doubtful Accounts Sales Returns and Discounts [Text Block]
Note 5.	Allowance for Doubtful Accounts, Sales Returns and Discounts

The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2010, 2011 and 2012 follows:

Allowance for doubtful accounts

Period	Balance at beginning of year	Charges (credits) to earnings	Amounts utilized	Balance at end of year
	(in thousands)

Year 2010	$25,515	(8,788)	-	16,727
Year 2011	$16,727	(1,541)	-	15,186
Year 2012	$15,186	-	-	15,186

Allowance for sales returns and discounts

Period	Balance at beginning of year	Additions	Amounts utilized	Balance at end of year
	(in thousands)

Year 2010	$970	4,551	(4,930)	591
Year 2011	$591	3,385	(3,191)	785
Year 2012	$785	7,386	(7,093)	1,078